Condensed Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Sep. 30, 2016	Dec. 31, 2015
ASSETS
Ordinary shares, par value	₪ 0.15	₪ 0.15
Ordinary shares, shares authorized	55,353,340	55,353,340
Ordinary shares, shares issued	40,353,953	40,353,953
Ordinary shares, shares outstanding	39,166,552	39,121,198
Treasury stock, shares	1,187,401	1,232,755